CONSOLIDATED BALANCE SHEETS Parentheticals - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized	450,000,000	450,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	315,782,764	314,739,500
Common stock, shares outstanding	314,884,569	314,160,557
Treasury stock, shares	898,195	578,943